Taxes on Income	12 Months Ended
Dec. 31, 2022
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 10 - TAXES ON INCOME:

A.	Taxation of companies in Israel

The revenue of the Company and its subsidiaries in Israel is subject to corporate tax at a regular rate.

The corporate tax rate that applies to the Company’s profits is 23%.

Capital gains of the Company and its subsidiaries in Israel are taxable according to the regular corporate tax rate applying to the tax year.

B.	Losses carried forward for tax purposes

As of December 31, 2022, the Company had losses carried forward in the amount of approximately USD 65 million.

C.	Deferred taxes

The Company did not recognize deferred tax assets in respect of losses for tax purposes (see B. above) since their utilization is not expected in the foreseeable future.

D.	Tax assessments

The Company files consolidated tax returns with its subsidiary Brenmiller Rotem. The Company has final tax assessments up to and including the tax year 2017. The other subsidiaries have not been assessed for tax purposes since their incorporation.